Other assets - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 186,000	$ 182,500
Accumulated Amortization	(125,000)	(106,800)
Net book value	61,000	75,700
Amortization related to intangible asset	18,198	23,200	$ 20,910
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	14,100
2025	9,700
2026	4,400
2027	2,700
2028	2,200
Thereafter	27,900
Net book value	61,000	75,700
Customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Cost	129,900	129,900
Accumulated Amortization	(104,700)	(92,300)
Net book value	25,200	37,600
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value	25,200	37,600
Trademark
Finite-Lived Intangible Assets, Net [Abstract]
Cost	27,400	27,400
Accumulated Amortization	(5,300)	(3,900)
Net book value	22,100	23,500
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value	22,100	23,500
Trademark | APR Energy
Finite-Lived Intangible Assets, Net [Abstract]
Cost				$ 27,400
Estimated useful life of trademark				20 years
Other
Finite-Lived Intangible Assets, Net [Abstract]
Cost	28,700	25,200
Accumulated Amortization	(15,000)	(10,600)
Net book value	13,700	14,600
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value	$ 13,700	$ 14,600
Acquired customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Weighted average remaining useful lives	2 years 4 months 24 days	3 years 4 months 24 days	3 years 10 months 24 days